Share Capital (Narrative) (Details)								1 Months Ended						12 Months Ended
	Jul. 14, 2025 CAD ($)	Jul. 14, 2025 USD ($)	Jun. 12, 2025 Shares	Jun. 12, 2024 Shares $ / shares	May 08, 2024 CAD ($) Shares $ / shares	May 03, 2024 CAD ($)	May 03, 2024 USD ($) Shares $ / shares	Apr. 30, 2025 CAD ($) Shares $ / shares shares	Sep. 19, 2024 CAD ($) Shares $ / shares shares	Feb. 21, 2024 CAD ($) $ / shares shares	Dec. 18, 2023 Shares $ / shares	Nov. 15, 2023 Shares $ / shares	May 19, 2023 Shares $ / shares	Apr. 30, 2025 CAD ($) Shares Year $ / shares shares	Apr. 30, 2025 USD ($) Shares Year $ / shares shares	Apr. 30, 2024 CAD ($) Shares Year $ / shares shares	Jun. 24, 2024 CAD ($)	May 08, 2024 USD ($) Shares	Apr. 30, 2023 Shares
Disclosure of classes of share capital [line items]
Number of common shares outstanding | shares								298,374,460						298,374,460		232,642,035
Proceeds from warrants exercised														$ 28,946,769		$ 1,042,597
Number of options exercised | Shares														6,139,722	6,139,722	782,250
Exercise price of options exercised | $ / shares														$ 1.44		$ 1.38
Proceeds from exercise of options														$ 8,724,044		$ 1,083,250
Increase in number of shares outstanding | shares									25,000,000	20,000,000
Price per share | $ / shares									$ 2.6
Proceeds from issuing shares									$ 65,000,000					$ 108,115,830		31,600,558
Shares issued pursuant to private placement and prospectus																34,500,000
Share issue related cost																$ 2,899,442
Number of options granted | Shares														6,050,000	6,050,000	4,500,000
Number of options cancelled | Shares														175,000	175,000	841,000
Term of options | Year														5	5
Cash transferred								$ 3,075,000						$ 3,075,000
Number of shares issued | Shares								5,555,555						5,555,555
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares														15,040,837	15,040,837	714,670
Exercise price of instruments exercised | $ / shares														$ 1.9		$ 1.46
Proceeds from warrants exercised														$ 28,946,769		$ 1,042,597
Weighted average share price on date of warrant exercise | $ / shares								$ 2.5						$ 2.5
Weighted average remaining contractual life for outstanding warrants														9 months 29 days	9 months 29 days	8 months 8 days
Number of other equity instruments outstanding | Shares								233,553						233,553		15,437,163			14,771,833
Number of warrants issued in relation to bought deal financing | shares																1,380,000
Fair value of warrants recorded against reserves														$ 0		$ 742,418
Number of other equity instruments granted | Shares														0	0	1,380,000
Options [Member]
Disclosure of classes of share capital [line items]
Exercise price of instruments exercised | $ / shares																$ 1.38
Proceeds from warrants exercised																$ 1,083,250
Number of options exercised | Shares														6,139,722	6,139,722	782,250
Exercise price of options exercised | $ / shares														$ 1.44
Proceeds from exercise of options														$ 8,724,044		$ 1,083,250
Weighted average exercise price of options granted at market offerings | $ / shares														$ 2.69
Maximum percentage of the issued and outstanding common shares at grant date														10.00%	10.00%
Number of options granted | Shares				6,050,000							250,000	400,000	3,850,000
Exercise price of options granted | $ / shares				$ 2.24							$ 1.53	$ 1.36	$ 1.6	$ 1.44		$ 1.38
Number of options cancelled | Shares														175,000	175,000	841,000
Change in the fair value of options upon replacement																	$ 38,908
Stock based compensation														$ 8,119,184		$ 5,059,733
Estimated forfeiture rate														4.00%	4.00%
Reduction in share-based compensation due to estimated forfeiture														$ 330,520		$ 210,822
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares														378,732	378,732	206,786
Exercise price of instruments exercised | $ / shares														$ 1.68		$ 1.6
Number of other equity instruments outstanding | Shares								1,360,868						1,360,868		1,044,073			1,133,572
Number of restricted share units canceled | Shares														79,473	79,473	200,713
Number of other equity instruments granted | Shares			775,000											775,000	775,000	318,000
Fair value of each restricted share unit | $ / shares														$ 2.34		$ 1.89
Stock based compensation														$ 1,813,500		$ 601,020
Share-based compensation														$ 1,549,280		777,014
Estimated forfeiture rate														4.00%	4.00%
Reduction in share-based compensation due to estimated forfeiture														$ 64,553		$ 32,376
Restricted share units [Member] | Tranche one [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares														272,732	272,732
Exercise price of instruments exercised | $ / shares														$ 1.6		$ 1.6
Restricted share units [Member] | Tranche two [Member]
Disclosure of classes of share capital [line items]
Number of instruments exercised | Shares														106,000	106,000
Exercise price of instruments exercised | $ / shares														$ 1.89
Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of options exercised | Shares									3,750,000
Proceeds from exercise of options									$ 9,750,000
Percentage of cash commission										6.00%
Exercise price of broker warrants | $ / shares										$ 1.5
Fair value of compensation warrants issued										$ 742,418
Share issue related cost										$ 2,228,139
Payments for share issue costs														$ 7,477,245
At-the-Market Offerings [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding | shares														13,705,156	13,705,156
Price per share | $ / shares															$ 2.17
Proceeds from issuing shares														$ 40,843,047	$ 29,737,862
El Richard San Enrique Claims [Member]
Disclosure of classes of share capital [line items]
Price per share | $ / shares					$ 1.97
Contingent consideration recognised as of acquisition date					$ 882,830													$ 650,000
Cash transferred																$ 650,000
Number of shares issued | Shares					448,137													448,137
Goanna Resources [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding | shares														1,269,841	1,269,841
Value of shares issued														$ 3,063,515
Prismo Metals [Member]
Disclosure of classes of share capital [line items]
Number of common shares held in escrow | shares								0						0		500,000
Percentage of securities released every six months														25.00%	25.00%
Number of common shares released from escrow | shares								500,000
Exploradora Minera La Hacienda S.A. de C.V. and Manuel de Jesus Hernandez Tovar [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding | shares														1,269,841	1,269,841
Value of shares issued														$ 3,063,515
Number of common shares to be issued | shares								4,285,714						4,285,714
Value of common shares to be issued								$ 8,458,861						$ 8,458,861
PI Financial Corp [Member]
Disclosure of classes of share capital [line items]
Price per share | $ / shares										$ 1.5
Proceeds from issuing shares										$ 30,000,000
Azteca Gold [Member]
Disclosure of classes of share capital [line items]
Value of shares issued						$ 882,830
Number of shares issued | Shares							448,137
Weighted average share price | $ / shares							$ 1.97
Value of common shares to be issued							$ 650,000
Top of range [Member]
Disclosure of classes of share capital [line items]
Term of options | Year																5
Top of range [Member] | Options [Member]
Disclosure of classes of share capital [line items]
Term of options | Year														10	10
Over-allotment option [Member]
Disclosure of classes of share capital [line items]
Percentage of additional share sold										15.00%
Shares issued pursuant to private placement and prospectus										$ 34,500,000
Over-allotment option [Member] | Subsequent events [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 19,510,861	$ 14,248,785
Payments for share issue costs	$ 1,029,050	$ 751,515